Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial information of associates and joint ventures [line items]
Beginning of investments	£ 74	£ 88
Exchange adjustments	(3)	2
Additions	0	1
Disposals	(7)	0
Distributions received	(11)	(6)
Net fair value movements through other comprehensive income	7	(9)
Impairment of interest in associates	0	0
Profit/(loss) after tax recognised in the consolidated income statement	(5)	(2)	£ 33
Ending of investments	55	74	88
Associates
Disclosure of financial information of associates and joint ventures [line items]
Beginning of investments	64	76
Exchange adjustments	(3)	1
Additions	0	1
Disposals	0	0
Distributions received	(11)	(6)
Net fair value movements through other comprehensive income	7	(9)
Impairment of interest in associates	0	0
Profit/(loss) after tax recognised in the consolidated income statement	(2)	1
Ending of investments	55	64	76
Joint ventures
Disclosure of financial information of associates and joint ventures [line items]
Beginning of investments	10	12
Exchange adjustments	0	1
Additions	0	0
Disposals	(7)	0
Distributions received	0	0
Net fair value movements through other comprehensive income	0	0
Impairment of interest in associates	0	0
Profit/(loss) after tax recognised in the consolidated income statement	(3)	(3)	(3)
Ending of investments	£ 0	£ 10	£ 12